Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018		Dec. 31, 2017
Non-current assets
Goodwill	$ 19,131	$ 19,131
Intangible assets	305,369	342,327
Property, plant and equipment	7,574	3,036
Other non-current assets	1,542	1,873
Total non-current assets	333,616	366,367
Current assets
Trade and other receivables	43,185	35,500
Inventories	40,992	58,000
Cash and cash equivalents, including restricted cash	118,798	67,229	$ 11,226	[1]	$ 24,411
Total current assets	202,975	160,729
Total assets	536,591	527,096
Equity attributable to owners of the parent
Share capital	13,851	11,918
Share premium	51,408	2,422
Other reserves	236,488	248,630
Accumulated deficit	(235,605)	(131,137)
Total equity	66,142	131,833	$ (3,697)		$ 26,046
Non-current liabilities
Contingent consideration and contingent value rights	148,323	102,461
Deferred tax liability	6,612	7,147
Long term loan	87,302	81,610
Convertible notes	101,086	96,856
Provisions and other liabilities	25,951	4,963
Total non-current liabilities	369,274	293,037
Current liabilities
Trade and other payables	90,236	78,351
Provisions and other liabilities	10,939	23,875
Total current liabilities	101,175	102,226
Total liabilities	470,449	395,263
Total equity and liabilities	$ 536,591	$ 527,096

[1]	see Note 27